DERIVATIVES - Schedule of Derivatives Designated as Accounting Hedge (Details) - Designated as hedging instrument - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional Amount	$ 18,668,400	$ 21,474,466
Asset, total	80,091	108,056
Liability, total	$ 26,601	$ 144,084
Weighted Average Receive Rate	3.06%	2.63%
Weighted Average Pay Rate	1.41%	2.68%
Weighted Average
Derivative [Line Items]
Weighted Average Life (Years)	1 year 6 months 7 days	1 year 8 months 23 days
Fair value hedges | Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 3,750,000	$ 5,525,000
Asset	17,229	61,708
Liability	$ 3,666	$ 0
Weighted Average Receive Rate	1.60%	2.12%
Weighted Average Pay Rate	3.01%	3.45%
Fair value hedges | Interest rate swaps | Weighted Average
Derivative [Line Items]
Weighted Average Life (Years)	2 years 4 months 9 days	2 years 3 months 18 days
Fair value hedges | Cross-currency swaps
Derivative [Line Items]
Notional Amount		$ 18,766
Asset		532
Liability		$ 137
Weighted Average Receive Rate		4.97%
Weighted Average Pay Rate		9.90%
Fair value hedges | Cross-currency swaps | Weighted Average
Derivative [Line Items]
Weighted Average Life (Years)		2 years 9 months 29 days
Cash flow hedges | Pay fixed - receive variable interest rate swaps
Derivative [Line Items]
Notional Amount	$ 618,400	$ 4,280,700
Asset	158	33,116
Liability	$ 32	$ 75
Weighted Average Receive Rate	3.87%	2.20%
Weighted Average Pay Rate	3.49%	3.53%
Cash flow hedges | Pay fixed - receive variable interest rate swaps | Weighted Average
Derivative [Line Items]
Weighted Average Life (Years)	3 years 3 months 18 days	2 years 3 months 25 days
Cash flow hedges | Pay variable - receive fixed interest rate swaps
Derivative [Line Items]
Notional Amount	$ 14,300,000	$ 11,650,000
Asset	62,704	12,700
Liability	$ 22,903	$ 143,872
Weighted Average Receive Rate	3.41%	3.02%
Weighted Average Pay Rate	0.90%	2.00%
Cash flow hedges | Pay variable - receive fixed interest rate swaps | Weighted Average
Derivative [Line Items]
Weighted Average Life (Years)	1 year 2 months 19 days	1 year 3 months